Consolidated Statements of Comprehensive Gain (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net loss	$ (8,795,419)	$ (10,283,109)
Other comprehensive gain (loss):
Unrealized gain (loss) in fair value of short-term investments	1,662	(1,662)
Comprehensive loss	$ (8,793,757)	$ (10,284,771)